Income taxes - Components of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Net operating loss carry-forward	$ 2,159	$ 1,573
Allowance on guarantee	0	161
Less: Valuation allowance	(2,159)	(1,573)
Deferred income tax assets, net	0	161
Property, plant and equipment	6,171	6,341
Interest income	12	0
Deferred tax liabilities, non current	6,777	11,986
Proprietary technology of Boca
Deferred income tax assets:
Deferred tax liabilities, intangible assets	$ 594	$ 5,645